Basis of preparation (Additional Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of changes in accounting estimates [line items]
Cash and cash equivalents	$ 3,138	$ 1,952
Net increase (decrease) in cash and cash equivalents before effect of exchange rate changes	$ 1,187	$ (2,982)	$ 2,855